Non Controlling Interest in Consolidated Subsidiaries - Summary of Non Controlling Interest (Detail) - MXN ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of non controlling interest in consolidated subsidiaries [Abstract]
Balance at beginning of the period	$ 6,022	$ 5,583	$ 6,751
Net income of non-controlling interest	592	623	61
Exchange differences on translation of foreign operations	37	(210)	(1,261)
Valuation of the effective portion of derivative financial instruments, net of taxes	(104)	87	100
Dividends paid	(56)	(61)	(68)
Balance at end of the period	$ 6,491	$ 6,022	$ 5,583